PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
PREPAID EXPENSES
Summary of prepaid expenses

	December 31, 2022	December 31, 2021
Exploration and evaluation	$939	$4,293
General and administrative	317	44
Insurance	144	1,452
Total prepaid expenses	$1,400	$5,789
Less: Current prepaid expenses	(1,346)	(5,789)
Long-term prepaid expenses	$54	$—